Shareholder's Equity - Issued Share Capital, overnight-marketed offering and bought deal (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Aug. 11, 2023 CAD ($) $ / shares shares	Aug. 11, 2023 USD ($) $ / shares shares	Nov. 15, 2022 CAD ($) $ / shares shares	Nov. 15, 2022 USD ($) $ / shares shares	Jan. 22, 2021 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Aug. 11, 2023 $ / shares shares
Shareholder's Equity
Gross proceeds from issuance | $							$ 3,701	$ 666
Exercise price of warrant | $ / shares			$ 3.78		$ 5.58
Transaction costs | $						$ 284
Number of additional warrants issued					105,110
Value of additional warrants issued | $					$ 250
Number of units issued upon issuance of warrant						33,724,658	3,464,177	1,274,785
Settlement of interest | $						$ 795
Convertible notes conversion | $						998	$ 4,835	$ 8,145
Settlement of transaction costs | $						$ 240
Common shares issued from the exercise of warrants, options, deferred share units, restricted share units and performance share units	3,053	3,053	356,156	356,156	1,569,210
Proceeds from warrant exercises | $			$ 970		$ 6,217		$ 807	$ 6,217
Interest Payable Settled Through Shares
Shareholder's Equity
Settlement of interest	$ 795	$ 591
Settlement of interest (in shares)	660,800	660,800
Price per share | (per share)		$ 0.89							$ 1.20
Convertible notes conversion	$ 158	$ 135
Number of shares issued upon conversion of debt	66,132	66,132
Conversion of Convertible Notes into Shares
Shareholder's Equity
Convertible notes conversion	$ 840	$ 626
Number of shares issued upon conversion of debt	302,411	302,411
Transaction Costs Settled Through Shares
Shareholder's Equity
Price per share | $ / shares									2.32
Settlement of transaction costs | $	$ 240
Settlement of transaction costs (in shares)	77,500	77,500
Easement Settled Through Shares
Shareholder's Equity
Price per share | $ / shares									$ 0.74
Settlement of easement (in shares)	10,000	10,000
Overnight-marketed offering
Shareholder's Equity
Number of units issued			2,345,000	2,345,000
Unit price | $ / shares				$ 2.35
Number of common share in each unit			1
Number of warrant in each unit			1
Number of common share in each warrant			1
Exercise price of warrant | $ / shares			$ 3.10
Exercisable term of warrant			3 years
Transaction costs			$ 433	$ 325
Gross proceeds from issuance of unit			$ 7,343	$ 5,511
Overnight-marketed offering | Broker Warrants
Shareholder's Equity
Number of additional warrants issued			138,150	138,150
Overnight-marketed offering | Broker Warrants Units
Shareholder's Equity
Number of units issued			138,150	138,150
Number of common share in each unit			1
Number of warrant in each unit			1
Exercisable term of warrant			3 years
Number of units issued upon issuance of warrant			138,150
Bought deal
Shareholder's Equity
Number of units issued					1,751,833
Unit price | $ / shares					$ 5.58
Number of common share in each unit					1
Number of warrant in each unit					0.5
Number of common share in each warrant					1
Exercise price of warrant | $ / shares					$ 9.00
Exercisable term of warrant					2 years
Transaction costs | $					$ 929
Gross proceeds from issuance of unit | $					$ 9,538
Private Placement
Shareholder's Equity
Number of units issued	19,545,454	19,545,454
Unit price | $ / shares	$ 1.10
Gross proceeds from issuance | $	$ 21,500
Number of common share in each unit		1							1
Number of warrant in each unit		1							1
Number of common share in each warrant		1							1
Exercise price of warrant | $ / shares									$ 1.74
Net Proceeds from Issuing shares | $	19,960
Brokered Placement
Shareholder's Equity
Gross proceeds from issuance | $	16,500
Exercise price of warrant | $ / shares									$ 1.10
Fee and commission expense | $	$ 445
Percentage of royalty on gross proceeds		6.00%							6.00%
Number of warrants issued	900,000	900,000
Number of units issued upon issuance of warrant		1							1
Non-Brokered Placement
Shareholder's Equity
Gross proceeds from issuance | $	$ 5,000